Revenues	9 Months Ended
Sep. 30, 2021
Revenue Recognition [Abstract]
Revenues

Note 4. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$65,610	$52,827	$172,961	$145,871
Service	37,962	33,770	105,673	106,000
Total Americas	103,572	86,597	278,634	251,871

EMEA
Products	26,896	17,245	75,223	53,735
Service	7,165	6,003	20,279	17,348
Total EMEA	34,061	23,248	95,502	71,083

Asia Pacific
Products	16,382	13,476	51,333	40,991
Service	4,994	4,571	14,734	14,477
Total Asia Pacific	21,376	18,047	66,067	55,468

Total Revenues	$159,009	$127,892	$440,203	$378,422

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$108,888	$83,548	$299,517	$240,597
Services	12,056	10,387	33,781	29,809
Total revenues recognized in point in time	120,944	93,935	333,298	270,406

Revenues recognized over time from:
Services	38,065	33,957	106,905	108,016
Total revenues recognized over time	38,065	33,957	106,905	108,016

Total Revenues	$159,009	$127,892	$440,203	$378,422

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of September 30, 2021 and December 31, 2020.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of September 30, 2021 and December 31, 2020 were as follows:

	September 30, 2021	December 31, 2020

	U.S. $ in thousands

Deferred revenue*	67,084	63,392

*Includes $18 million and $14.2 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2021 and December 31, 2020, respectively.

Revenue recognized in 2021 that was included in deferred revenue balance as of December 31, 2020 was $9.7 million and $41.8 million for the three and nine months ended September 30, 2021.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of September 30, 2021, the total RPO amounted to $121.4 million. The Company expects to recognize $102.1 million of this RPO during the next 12 months, $10.8 million over the subsequent 12 months and the remaining $8.6 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of September 30, 2021 and December 31, 2020, the deferred commissions amounted to $6.6 million and $5 million, respectively.